Segment information	12 Months Ended
Dec. 31, 2019
Segment information
Segment information

5. Segment information

The Group has three reportable segments for financial reporting purposes: (1) Networks, (2) Nokia Software and (3) Nokia Technologies. Segment-level information for Group Common and Other is also presented.

Networks reportable segment consists of four aggregated operating segments: (1) Mobile Networks, (2) Global Services, (3) Fixed Networks and (4) IP/Optical Networks. The aggregated operating segments have similar economic characteristics, such as long-term margins; have similar products, production processes, distribution methods and customers; and operate in a similar regulatory environment.

In addition, the Group provides net sales disclosure for the following businesses within Networks reportable segment: (i) Mobile Access (comprises Mobile Networks and Global Services operating segments), (ii) Fixed Access (comprises Fixed Networks operating segment), (iii) IP Routing (comprises part of IP/Optical Networks operating segment) and (iv) Optical Networks (comprises part of IP/Optical Networks operating segment).

The Group adopted its current operational and reporting structure on January 1, 2019. The reporting structure was revised to better reflect the Group’s strategy, organizational structure and the way the management evaluates operational performance and allocates resources. Previously the Group had two businesses: Nokia’s Networks business and Nokia Technologies, and four reportable segments for financial reporting purposes: (1) Ultra Broadband Networks, (2) Global Services and (3) IP Networks and Applications within Nokia’s Networks business; and (4) Nokia Technologies. Furthermore, Ultra Broadband Networks was comprised of two aggregated operating segments: Mobile Networks and Fixed Networks, and IP Networks and Applications was comprised of two aggregated operating segments: IP/Optical Networks and Nokia Software. The most significant changes to the operational and reporting structure are the following: Nokia Software operating segment was moved from within IP Networks and Applications reportable segment into a separate reportable segment and activities related to the Cloud Core software portfolio were reclassified from the Mobile Networks and Global Services operating segments to the Nokia Software reportable segment. Additionally, the Mobile Networks, Global Services, Fixed Networks and IP/Optical Networks operating segments were aggregated into one reportable segment called Networks. Segment information for 2018 and 2017 has been recasted for comparability purposes according to the new operating and reporting structure.

The President and CEO is the chief operating decision maker and monitors the operating results of operating and reportable segments for the purpose of assessing performance and making decisions about resource allocation. Key financial performance measures of the segments include primarily net sales and operating profit. The evaluation of segment performance and allocation of resources is based on segment operating profit(1).

Accounting policies of the segments are the same as those described in Note 2, Significant accounting policies. Inter-segment revenues and transfers are accounted for as if the revenues were to third parties, that is, at current market prices. Certain costs and revenue adjustments are not allocated to the segments(1).

Segment descriptions

Networks

Networks comprises Mobile Networks, Global Services, Fixed Networks and IP/Optical Networks operating segments.

The Mobile Networks operating segment focuses on mobile radio including macro radio, small cells and cloud native radio solutions for communications service providers and enterprises.

Global Services operating segment provides a wide range of professional services with multi-vendor capabilities, covering network planning and optimization, network implementation, systems integration as well as company-wide managed services.

The Fixed Networks operating segment provides copper and fiber access products, solutions and services. The portfolio allows for a customized combination of technologies that brings fiber to the most economical point for the customer.

The IP/Optical Networks operating segment provides IP routing and optical transport systems, each with their own software and services to build high capacity network infrastructure for the internet and global connectivity.

Nokia Software

The Nokia Software operating segment offers the cloud core software portfolio in addition to software applications spanning customer experience management, network operations and management, communications and collaboration, policy and charging, as well as cloud, IoT, security, and analytics platforms that enable digital services providers and enterprises to accelerate innovation, monetize services, and optimize their customer experience.

Nokia Technologies

The Nokia Technologies operating segment, building on decades of innovation and R&D leadership in technologies used in virtually all mobile devices used today, is expanding Nokia patent licensing business, reintroducing the Nokia brand to smartphones through brand licensing, and establishing a technology licensing business. The majority of net sales and related costs and expenses attributable to licensing and patenting the separate patent portfolios of Nokia Technologies, Networks,  Nokia Software and Nokia Bell Labs are recorded in Nokia Technologies. Each reportable segment continues to separately record its own research and development expenses.

Group Common and Other

Group Common and Other includes Alcatel-Lucent Submarine Networks and Radio Frequency Systems, both of which are managed as separate entities. In addition, Group Common and Other includes Nokia Bell Labs’ operating expenses, as well as certain corporate-level and centrally managed operating expenses.

(1)   Segment results exclude costs related to the acquisition of Alcatel Lucent and related integration, goodwill impairment charges, intangible asset amortization and other purchase price fair value adjustments, restructuring and associated charges and certain other items.

Segment information

			Nokia	Nokia	Group Common		Segment	Unallocated
EURm	Networks	(1)	Software	Technologies	and Other	Eliminations	total	items	(2)	Total
Continuing operations
2019
Net sales to external customers	18 207		2 767	1 473	897	–	23 344	(29)		23 315
Net sales to other segments	2		–	14	55	(71)	–	–		–
Depreciation and amortization	(566)		(85)	(31)	(54)	–	(736)	(924)		(1 660)
Operating profit/(loss)	665		589	1 239	(490)	–	2 003	(1 518)		485
Share of results of associated companies and joint ventures	12		–	–	–	–	12	–		12
2018
Net sales to external customers	17 403		2 713	1 486	978	–	22 580	(17)		22 563
Net sales to other segments	1		–	15	47	(63)	–	–		–
Depreciation and amortization	(383)		(65)	(21)	(46)	–	(515)	(940)		(1 455)
Operating profit/(loss)	773		450	1 203	(246)	–	2 180	(2 239)		(59)
Share of results of associated companies and joint ventures	12		–	–	–	–	12	–		12
2017
Net sales to external customers	17 725		2 798	1 639	1 060	–	23 222	(75)		23 147
Net sales to other segments	–		–	15	54	(69)	–	–		–
Depreciation and amortization	(446)		(52)	(12)	(48)	–	(558)	(1 033)		(1 591)
Operating profit/(loss)	1 297		414	1 124	(248)	–	2 587	(2 571)		16
Share of results of associated companies and joint ventures	21		–	(10)	–	–	11	–		11
(1)

Includes Mobile Access net sales of EUR 11 655 million (EUR 11 273 million in 2018 and EUR 11 457 million in 2017), Fixed Access net sales of EUR 1 881 million (EUR 1 980 million in 2018 and EUR 2 075 million in 2017), IP Routing net sales of EUR 2 921 million (EUR 2 545 million in 2018 and EUR 2 694 million in 2017) and Optical Networks net sales of EUR 1 752 million (EUR 1 606 million in 2018 and EUR 1 499 million in 2017).

(2)

Excludes costs related to the acquisition of Alcatel Lucent and related integration, goodwill impairment charges, intangible asset amortization and other purchase price fair value adjustments, restructuring and associated charges and certain other items.

Reconciliation of total segment operating profit to total operating profit/(loss)

EURm	2019	2018	2017
Total segment operating profit	2 003	2 180	2 587
Amortization and depreciation of acquired intangible assets and property, plant and equipment	(924)	(940)	(1 033)
Restructuring and associated charges	(502)	(321)	(579)
Gain on defined benefit plan amendment	168	–	–
Product portfolio strategy costs	(163)	(583)	(536)
Transaction and related costs, including integration costs relating to the acquisition of Alcatel Lucent	(48)	(220)	(206)
Impairment of assets, net of impairment reversals	(29)	(48)	(173)
Operating model integration	(12)	–	–
Release of acquisition-related fair value adjustments to deferred revenue and inventory	(6)	(16)	(55)
Divestment of businesses	(2)	(39)	–
Fair value changes of legacy IPR fund	–	(57)	–
Other	–	(15)	11
Total operating profit/(loss)	485	(59)	16

Information by geographies

Net sales to external customers and non-current assets by country

	Net sales(1)			Non-current assets(2)
EURm	2019	2018	2017	2019	2018
Finland(3)	1 552	1 556	1 698	1 477	1 462
United States	6 609	6 204	5 991	5 505	5 818
China	1 506	1 754	2 082	400	350
India	1 348	1 629	1 455	178	122
France	1 229	1 179	1 295	1 997	1 938
Other	11 071	10 241	10 626	1 167	905
Total	23 315	22 563	23 147	10 724	10 595

(1)   Net sales to external customers by country are based on the location of customer.

(2)   In 2019, consists of goodwill and other intangible assets, property, plant and equipment and right-of-use assets. In 2018, consisted of goodwill and other intangible assets and property, plant and equipment.

(3)   All Nokia Technologies IPR and licensing net sales are allocated to Finland.

No single customer represents 10% or more of revenues.